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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005

Check here if amendment [x]; Amendment Number: 2

This Amendment (Check only one):   [ ] is a restatement
                                   [x] adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expired on June 29, 2006.

Institutional Investment Manager Filing this Report:

Name: UBS AG
      Bahnhofstrasse 45
      Zurich, Switzerland

13F File Number: 028-10396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name:  Edward Buscemi
Title: Executive Director
Phone: (212) 821-2870

Signature, Place and Date of Signing:

/s/ Edward Buscemi
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New York City, New York
January 5, 2007


Name:  Michael Cortese
Title: Managing Director
Phone: (212) 821-4739

Signature, Place and Date of Signing:

/s/ Michael Cortese
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New York City, New York
January 5, 2007

Report Type (Check only one):

[x]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

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Report Summary

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          4
Form 13F Information Table Value Total:   $156,308(thousands)

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
           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC             COM      00437V104     $43,724   963,074  SH         SOLE               963,074
BEVERLY ENTERPRISES INC        COM NEW  087851309     $22,621 1,775,600  SH         SOLE             1,775,600
INSIGHT COMMUNICATIONS         CL A     45768V108     $16,955 1,534,368  SH         SOLE             1,534,368
NEIMAN MARCUS GROUP INC        CL B     640204301     $73,008   755,000  SH         SOLE               755,000